Details of Credit Derivatives Written (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Credit default swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of credit event (bankruptcy, failure to pay, restructuring) occurring in underlying reference company	[1]
Maximum potential amount of future payment under the credit derivative	¥ 7,000
Approximate remaining term of the credit derivative	Less than one year
Fair value of the credit derivative	48
Total return swap
Credit Derivatives [Line Items]
The events or circumstances that would require the seller to perform under the credit derivative	In case of underlying reference CMBS price falling beyond certain extent	[2]
Maximum potential amount of future payment under the credit derivative	28,606
Approximate remaining term of the credit derivative	Less than one year
Fair value of the credit derivative	¥ (236)

[1]	Underlying reference company's credit ratings are BBB+ or better rated by rating agencies as of March 31, 2011.
[2]	Underlying reference CMBS is highest grade tranche and its credit rating is BBB or better rated by rating agencies as of March 31, 2011. Unless such highest grade tranche of CMBS incurs a loss, the Company and its subsidiaries will not suffer a loss.